Commitments and Contingencies (Details) € in Millions, m³ in Millions, $ in Millions				12 Months Ended
	Mar. 28, 2024 USD ($)	Mar. 28, 2024 EUR (€)	Sep. 26, 2009	Dec. 31, 2024 m³	Dec. 31, 2023 m³
Commitments and Contingencies [Line Items]
Working interest percentage				33.50%
Production of blue gas (in Cubic Meters) | m³				350	350
Royalties percentage			10.00%
Reserve percentage				20.00%	20.00%
Blugas Settlement Agreement [Member]
Commitments and Contingencies [Line Items]
Working interest percentage	33.50%	33.50%
Payment to blue gas (in Euro) | €		€ 5.0
Additional payment (in Euro) | €		€ 1.1
Value added tax payment (in Dollars) | $	$ 6.6
AleAnna [Member]
Commitments and Contingencies [Line Items]
Percentage of initial participating shares				33.50%
Working interest percentage				33.50%
Padana [Member]
Commitments and Contingencies [Line Items]
Percentage of initial participating shares				66.50%
Blugas Infrastructure S.r.L. [Member]
Commitments and Contingencies [Line Items]
Working interest percentage				20.00%
Longanesi Field [Member]
Commitments and Contingencies [Line Items]
Production of blue gas (in Cubic Meters) | m³				350
Blugas ORRI [Member]
Commitments and Contingencies [Line Items]
Working interest percentage				33.50%	33.50%